UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-02278

The Value Line Premier Growth Fund, Inc.
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, NY 10017

Mitchell E. Appel
(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-907-1500

Date of fiscal year end: December 31, 2009

Date of reporting period: September 30, 2009

Item 1: Schedule of Investments.
A copy of Schedule of Investments for the period ended 9/30/09 is included with this Form.

Value Line Premier Growth Fund, Inc.

Schedule of Investments (unaudited)	September 30, 2009

Shares		Value

COMMON STOCKS (92.9%)

	CONSUMER DISCRETIONARY (9.7%)
33,500	Aeropostale, Inc. *	$1,456,245
13,000	Autoliv, Inc.	436,800
8,400	AutoZone, Inc. *	1,228,248
18,000	Bally Technologies, Inc. *	690,660
32,000	BorgWarner, Inc.	968,320
18,300	Brink's Home Security Holdings, Inc. *	563,457
34,500	Buckle, Inc. (The)	1,177,830
15,100	Central European Media Enterprises Ltd. Class A *	517,175
19,600	Ctrip.com International Ltd. ADR *	1,152,284
11,400	DeVry, Inc.	630,648
17,000	DIRECTV Group, Inc. (The) *	468,860
44,000	GameStop Corp. Class A *	1,164,680
46,000	Guess?, Inc.	1,703,840
15,500	ITT Educational Services, Inc. *	1,711,355
3,000	Lincoln Educational Services Corp. *	68,640
56,000	LKQ Corp. *	1,038,240
8,000	Lumber Liquidators, Inc. *	173,520
20,800	Luxottica Group S.p.A. ADR *	537,264
27,000	Marvel Entertainment, Inc. *	1,339,740
18,000	O'Reilly Automotive, Inc. *	650,520
52,000	Penn National Gaming, Inc. *	1,438,320
30,000	Phillips-Van Heusen Corp.	1,283,700
6,000	Priceline.com, Inc. *	994,920
14,000	Ross Stores, Inc.	668,780
46,000	Shaw Communications, Inc. Class B	828,460
16,000	Sherwin-Williams Co. (The)	962,560
55,000	Sonic Corp. *	608,300
6,700	Strayer Education, Inc.	1,458,456
34,300	TJX Companies, Inc. (The)	1,274,245
35,000	Tupperware Brands Corp.	1,397,200
5,000	Vail Resorts, Inc. *	167,700
26,500	Warnaco Group, Inc. (The) *	1,162,290
29,000	WMS Industries, Inc. *	1,292,240
34,000	Yum! Brands, Inc.	1,147,840
		32,363,337

	CONSUMER STAPLES (5.2%)
17,000	BRF - Brasil Foods SA ADR *	905,250
17,000	British American Tobacco PLC ADR	1,075,250
14,000	Chattem, Inc. *	929,740
24,200	Church & Dwight Co., Inc.	1,373,108
16,800	Coca-Cola Femsa, S.A.B. de C.V. ADR	808,080
29,000	Companhia de Bebidas das Americas ADR	2,385,540
28,000	CVS Caremark Corp.	1,000,720
56,250	Flowers Foods, Inc.	1,478,813
20,000	Fomento Economico Mexicano S.A.B. de C.V. ADR	761,000
30,000	Green Mountain Coffee Roasters, Inc. *	2,215,200
8,000	Hansen Natural Corp. *	293,920
20,000	Hormel Foods Corp.	710,400
20,000	Molson Coors Brewing Co. Class B	973,600
16,000	Philip Morris International, Inc.	779,840
32,000	Ruddick Corp.	851,840
22,000	TreeHouse Foods, Inc. *	784,740
		17,327,041

Shares		Value

	ENERGY (7.4%)
11,000	Arena Resources, Inc. *	$390,500
15,800	BG Group PLC ADR	1,375,706
20,000	Bristow Group, Inc. *	593,800
8,600	CNOOC Ltd. ADR	1,164,698
10,500	Core Laboratories N.V.	1,082,445
44,000	FMC Technologies, Inc. *	2,298,560
22,200	Forest Oil Corp. *	434,454
24,000	Penn Virginia Corp.	549,840
64,000	Petroleo Brasileiro S.A. ADR	2,937,600
30,000	Quicksilver Resources, Inc. *	425,700
61,000	Range Resources Corp.	3,010,960
33,600	Southern Union Co.	698,544
70,000	Southwestern Energy Co. *	2,987,600
38,000	Suncor Energy, Inc.	1,313,280
8,000	Superior Energy Services, Inc. *	180,160
17,000	Talisman Energy, Inc.	294,780
77,500	Tenaris S.A. ADR	2,760,550
32,000	Tesoro Corp.	479,360
26,000	TransCanada Corp.	806,520
18,000	Willbros Group, Inc. *	274,140
17,470	XTO Energy, Inc.	721,860
		24,781,057

	FINANCIALS (10.5%)
12,000	Affiliated Managers Group, Inc. *	780,120
20,600	AFLAC, Inc.	880,444
30,000	American Financial Group, Inc.	765,000
15,000	Arch Capital Group Ltd. *	1,013,100
9,490	AvalonBay Communities, Inc.	690,208
69,909	Banco Bilbao Vizcaya Argentaria, S.A. ADR	1,247,177
60,000	Banco Santander Central Hispano S.A. ADR	969,000
5,500	Banco Santander Chile S.A. ADR	316,470
35,000	Bancolombia S.A. ADR	1,502,550
25,000	Bank of Hawaii Corp.	1,038,500
13,300	Bank of Montreal	673,512
22,100	Bank of Nova Scotia	1,007,318
10,700	BlackRock, Inc.	2,319,974
16,000	BRE Properties, Inc.	500,800
8,200	Canadian Imperial Bank of Commerce	500,282
8,808	Commerce Bancshares, Inc.	328,010
12,000	Credicorp Ltd.	933,120
5,000	Credit Suisse Group ADR	278,250
34,000	Eaton Vance Corp.	951,660
9,400	Essex Property Trust, Inc.	748,052
9,000	Franklin Resources, Inc.	905,400
6,200	Goldman Sachs Group, Inc. (The)	1,142,970
18,300	HDFC Bank Ltd. ADR	2,166,171
89,768	Hudson City Bancorp, Inc.	1,180,449
16,000	ICICI Bank Ltd. ADR	616,960
111,376	Itau Unibanco Banco Multiplo S.A. ADR	2,244,228
20,000	Manulife Financial Corp.	418,800
18,212	MetLife, Inc.	693,331
17,900	Northern Trust Corp.	1,041,064
47,250	People's United Financial, Inc.	735,210
33,000	Raymond James Financial, Inc.	768,240
2,264	Reinsurance Group of America, Inc.	100,974
14,400	Royal Bank of Canada	771,408
12,000	Stifel Financial Corp. *	658,800
24,100	Sun Life Financial, Inc.	752,884

Value Line Premier Growth Fund, Inc.

September 30, 2009

Shares		Value

24,000	T. Rowe Price Group, Inc.	$1,096,800
16,000	Taubman Centers, Inc.	577,280
6,000	Torchmark Corp.	260,580
7,400	Toronto-Dominion Bank (The)	476,930
20,000	U.S. Bancorp	437,200
30,000	Wells Fargo & Co.	845,400
		35,334,626

	HEALTH CARE (15.1%)
56,000	Alexion Pharmaceuticals, Inc. *	2,494,240
17,200	Allergan, Inc.	976,272
23,000	Amedisys, Inc. *	1,003,490
21,000	Auxilium Pharmaceuticals, Inc. *	718,410
9,000	Baxter International, Inc.	513,090
16,000	Bayer AG ADR	1,113,600
14,500	Becton, Dickinson & Co.	1,011,375
11,000	Bio-Rad Laboratories, Inc. Class A *	1,010,680
27,060	Celgene Corp. *	1,512,654
11,000	Cerner Corp. *	822,800
17,500	Charles River Laboratories International, Inc. *	647,150
6,000	Computer Programs & Systems, Inc.	248,460
18,400	Covance, Inc. *	996,360
19,400	Covidien PLC	839,244
23,000	DENTSPLY International, Inc.	794,420
13,000	Edwards Lifesciences Corp. *	908,830
8,000	Emergency Medical Services Corp. Class A *	372,000
40,000	Express Scripts, Inc. *	3,103,200
20,900	Fresenius Medical Care AG & Co. KGaA ADR	1,039,566
42,000	Gilead Sciences, Inc. *	1,956,360
12,600	Haemonetics Corp. *	707,112
56,000	Henry Schein, Inc. *	3,074,960
12,000	HMS Holdings Corp. *	458,760
24,000	IDEXX Laboratories, Inc. *	1,200,000
51,200	Illumina, Inc. *	2,176,000
32,500	Immucor, Inc. *	575,250
20,000	Intuitive Surgical, Inc. *	5,245,000
13,200	Laboratory Corporation of America Holdings *	867,240
8,000	Life Technologies Corp. *	372,400
20,000	Masimo Corp. *	524,000
30,000	Medco Health Solutions, Inc. *	1,659,300
8,400	Mettler-Toledo International, Inc. *	760,956
17,800	Novo Nordisk A/S ADR	1,120,510
28,000	NuVasive, Inc. *	1,169,280
27,000	Owens & Minor, Inc.	1,221,750
6,000	Palomar Medical Technologies, Inc. *	97,260
32,000	Perrigo Co.	1,087,680
27,000	Pharmaceutical Product Development, Inc.	592,380
12,000	Techne Corp.	750,600
23,000	Teva Pharmaceutical Industries Ltd. ADR	1,162,880
38,000	Thermo Fisher Scientific, Inc. *	1,659,460
5,600	United Therapeutics Corp. *	274,344
19,000	Waters Corp. *	1,061,340
22,400	West Pharmaceutical Services, Inc.	909,664
		50,810,327

	INDUSTRIALS (22.7%)
85,000	ABB Ltd. ADR *	1,703,400

Shares		Value

24,300	Acuity Brands, Inc.	$782,703
20,000	Aecom Technology Corp. *	542,800
12,000	Alliant Techsystems, Inc. *	934,200
8,800	Ameron International Corp.	615,824
33,000	AMETEK, Inc.	1,152,030
4,000	Applied Signal Technology, Inc.	93,080
25,000	AZZ, Inc. *	1,004,250
35,600	Barnes Group, Inc.	608,404
36,000	BE Aerospace, Inc. *	725,040
18,300	Brink's Co. (The)	492,453
28,400	Bucyrus International, Inc.	1,011,608
13,500	Burlington Northern Santa Fe Corp.	1,077,705
30,000	C.H. Robinson Worldwide, Inc.	1,732,500
22,900	Canadian National Railway Co.	1,121,871
19,000	Canadian Pacific Railway Ltd.	888,250
12,400	Carlisle Companies, Inc.	420,484
14,000	Caterpillar, Inc.	718,620
34,000	CLARCOR, Inc.	1,066,240
23,200	Cooper Industries PLC. Class A	871,624
27,000	Copart, Inc. *	896,670
43,000	Corrections Corp. of America *	973,950
44,000	Covanta Holding Corp. *	748,000
23,300	Curtiss-Wright Corp.	795,229
16,000	Danaher Corp.	1,077,120
19,200	Deere & Co.	824,064
14,000	Dun & Bradstreet Corp. (The)	1,054,480
12,600	Eaton Corp.	713,034
40,000	EMCOR Group, Inc. *	1,012,800
8,000	EnerSys *	176,960
20,000	Esterline Technologies Corp. *	784,200
18,000	Flowserve Corp.	1,773,720
24,000	Fluor Corp.	1,220,400
42,600	Foster Wheeler AG *	1,359,366
29,000	FTI Consulting, Inc. *	1,235,690
23,200	Gardner Denver, Inc. *	809,216
27,000	General Cable Corp. *	1,057,050
42,000	Geo Group, Inc. (The) *	847,140
6,000	GeoEye, Inc. *	160,800
28,125	Graco, Inc.	783,844
10,000	Harbin Electric, Inc. *	168,800
26,000	Harsco Corp.	920,660
33,000	Hunt (J.B.) Transport Services, Inc.	1,060,290
29,850	IDEX Corp.	834,307
22,600	IHS, Inc. Class A *	1,155,538
34,500	Iron Mountain, Inc. *	919,770
17,200	ITT Corp.	896,980
21,000	Kansas City Southern *	556,290
21,000	Kaydon Corp.	680,820
34,000	Kirby Corp. *	1,251,880
12,500	L-3 Communications Holdings, Inc.	1,004,000
88,500	Lan Airlines S.A. ADR	1,166,430
46,000	Landstar System, Inc.	1,750,760
31,500	Lennox International, Inc.	1,137,780
11,000	Lockheed Martin Corp.	858,880
15,600	MSC Industrial Direct Co., Inc. Class A	679,848
14,000	Navistar International Corp. *	523,880
20,000	Norfolk Southern Corp.	862,200
15,000	Northrop Grumman Corp.	776,250
44,000	Orbital Sciences Corp. *	658,680
10,000	Oshkosh Truck Corp.	309,300
23,800	Precision Castparts Corp.	2,424,506
36,000	Quanta Services, Inc. *	796,680

Shares		Value

18,400	Raytheon Co.	$882,648
6,000	Regal-Beloit Corp.	274,260
37,500	Republic Services, Inc.	996,375
34,000	Robbins & Myers, Inc.	798,320
21,000	Rollins, Inc.	395,850
26,000	Roper Industries, Inc.	1,325,480
48,700	Rush Enterprises, Inc. Class A *	629,204
21,000	Snap-on, Inc.	729,960
20,000	Stanley, Inc. *	514,400
36,600	Stericycle, Inc. *	1,773,270
9,000	Teledyne Technologies, Inc. *	323,910
33,000	Toro Co. (The)	1,312,410
10,000	TransDigm Group, Inc. *	498,100
9,400	Triumph Group, Inc.	451,106
17,000	United Technologies Corp.	1,035,810
43,369	URS Corp. *	1,893,057
13,700	Valmont Industries, Inc.	1,166,966
12,600	W.W. Grainger, Inc.	1,125,936
16,000	Wabtec Corp.	600,480
17,800	Waste Connections, Inc. *	513,708
25,300	Watson Wyatt Worldwide, Inc. Class A	1,102,068
24,000	Woodward Governor Co.	582,240
		76,186,906

	INFORMATION TECHNOLOGY (10.0%)
46,000	Activision Blizzard, Inc. *	569,940
19,000	Alliance Data Systems Corp. *	1,160,520
40,800	Amphenol Corp. Class A	1,537,344
22,700	Anixter International, Inc. *	910,497
60,000	ANSYS, Inc. *	2,248,200
60,000	Ariba, Inc. *	696,000
34,000	Atheros Communications, Inc. *	902,020
20,400	Blackboard, Inc. *	770,712
21,000	Canon, Inc. ADR	839,790
60,000	Cognizant Technology Solutions Corp. Class A *	2,319,600
34,000	CommScope, Inc. *	1,017,620
30,000	Concur Technologies, Inc. *	1,192,800
35,000	CyberSource Corp. *	583,450
27,550	Diodes, Inc. *	498,380
13,000	Dolby Laboratories, Inc. Class A *	496,470
16,000	Equinix, Inc. *	1,472,000
11,000	FactSet Research Systems, Inc.	728,640
15,961	Fidelity National Information Services, Inc.	407,165
9,000	Global Payments, Inc.	420,300
3,000	Google, Inc. Class A *	1,487,550
40,000	Informatica Corp. *	903,200
14,400	Infosys Technologies Ltd. ADR	698,256
11,300	Itron, Inc. *	724,782
9,300	MasterCard, Inc. Class A	1,879,995
37,200	MICROS Systems, Inc. *	1,123,068
63,000	Nuance Communications, Inc. *	942,480
16,000	Omniture, Inc. *	343,040
15,000	Pegasystems, Inc.	517,950
8,000	Rackspace Hosting, Inc. *	136,480
30,000	Salesforce.com, Inc. *	1,707,900

Shares		Value

68,680	Siliconware Precision Industries Co. ADR	$493,122
27,000	Sybase, Inc. *	1,050,300
4,000	SYNNEX Corp. *	121,920
23,000	Teradata Corp. *	632,960
8,000	TNS, Inc. *	219,200
30,000	Trimble Navigation Ltd. *	717,300
16,000	VanceInfo Technologies, Inc. ADR *	311,040
14,000	VistaPrint NV *	710,500
		33,492,491

	MATERIALS (5.9%)
21,000	Agrium, Inc.	1,045,590
15,000	Air Products & Chemicals, Inc.	1,163,700
29,000	Airgas, Inc.	1,402,730
44,000	Albemarle Corp.	1,522,400
30,700	AptarGroup, Inc.	1,146,952
7,000	Ball Corp.	344,400
14,000	BASF AG ADR	742,000
28,000	Celanese Corp. Series A	700,000
16,000	Cliffs Natural Resources, Inc.	517,760
26,000	Crown Holdings, Inc. *	707,200
26,000	Ecolab, Inc.	1,201,980
22,000	FMC Corp.	1,237,500
18,500	Greif, Inc. Class A	1,018,425
17,000	Mosaic Co. (The)	817,190
9,000	NewMarket Corp.	837,360
30,000	Praxair, Inc.	2,450,700
30,000	Sigma-Aldrich Corp.	1,619,400
18,800	Syngenta AG ADR	863,860
24,570	Votorantim Celulose e Papel SA ADR *	403,194
		19,742,341

	TELECOMMUNICATION SERVICES (3.4%)
35,750	American Tower Corp. Class A *	1,301,300
12,601	Brasil Telecom Participacoes S.A. ADR	671,633
50,877	Crown Castle International Corp. *	1,595,503
10,000	Millicom International Cellular S.A. *	727,400
20,000	Mobile TeleSystems ADR	965,400
20,000	Neutral Tandem, Inc. *	455,200
19,500	Philippine Long Distance Telephone Co. ADR	1,002,300
43,000	SBA Communications Corp. Class A *	1,162,290
11,700	Telefonica S.A. ADR	970,047
34,000	Telefonos de Mexico S.A. de C.V. ADR	592,960
52,300	TW Telecom, Inc. *	703,435
73,500	Vimpel-Communications ADR *	1,374,450
		11,521,918

	UTILITIES (3.0%)
18,000	AGL Resources, Inc.	634,860
27,600	Cia de Saneamento Basico do Estado de Sao Paulo ADR	1,046,868
16,000	Energen Corp.	689,600
13,000	Entergy Corp.	1,038,180
20,000	EQT Corp.	852,000
17,000	FirstEnergy Corp.	777,240

Shares		Value

20,000	ITC Holdings Corp.	$909,000
15,000	MDU Resources Group, Inc.	312,750
20,000	Questar Corp.	751,200
18,500	Sempra Energy	921,485
27,000	Southern Co.	855,090
31,000	UGI Corp.	776,860
13,400	Wisconsin Energy Corp.	605,278
		10,170,411

	TOTAL COMMON STOCKS AND TOTAL INVESTMENT SECURITIES (3) (92.9%) (Cost $242,976,323)	311,730,455

Principal Amount		Value

SHORT-TERM INVESTMENTS (7.0%)

	U.S. GOVERNMENT AGENCY OBLIGATIONS (4.5%)
$15,000,000	Federal Home Loan Bank Discount Notes, 0.10%, 11/27/09	14,997,625
	REPURCHASE AGREEMENTS (1) (2.5%)
8,300,000	With Morgan Stanley, 0.01%, dated 9/30/09, due 10/1/09, delivery value $8,300,002 (collateralized by $8,435,000 U.S. Treasury Notes 1.3750%, due 03/15/12, with a value of $8,481,981)	8,300,000

	TOTAL SHORT-TERM INVESTMENTS (4) (Cost $23,297,625)	23,297,625

CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (0.1%)		387,098

NET ASSETS (2) (100%)		$335,415,178

NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE ($335,415,178 ÷ 16,125,403 shares outstanding)		$20.80

*	Non-income producing.
(1)	The Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest.
(2)
For federal income tax purposes, the aggregate cost was $266,273,948, aggregate gross unrealized appreciation was $90,613,992, aggregate gross unrealized depreciation was $21,859,860 and the net unrealized appreciation was $68,754,132.

(3)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs established by FASB ASC 820-10, Fair Value Measurements and Disclosures.
(4)	Value determined based on Level 2 inputs established by FASB ASC 820-10, Fair Value Measurements and Disclosures.
ADR	American Depositary Receipt.

In accordance with FASB ASC 820-10, Fair Value Measurements and Disclosures, (formerly Statement of Financial Accounting Standards ("SFAS") No. 157), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements). FASB ASC 820-10-35-39 to 55 provides three levels of the fair value hierarchy as follows:

●	Level 1: Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

●	Level 2: Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

●	Level 3: Inputs that are unobservable.

In April 2009, the Fund adopted the authoritative guidance included in FASB ASC 820-10, Fair Value Measurements and Disclosures, on determining fair value when the volume and level of activity for the asset or liability have significantly decreased and identifying transactions that are not orderly (formerly FSP FAS 157-4). FASB ASC 820-10-35-51A to 51H indicates that if an entity determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value. Valuation techniques such as an income approach might be appropriate to supplement or replace a market approach in those circumstances. It provides a list of factors to determine whether there has been a significant decrease in relation to normal market activity. Regardless, however, of the valuation technique and inputs used, the objective for the fair value measurement in those circumstances is unchanged from what it would be if markets were operating at normal activity levels and/or transactions were orderly; that is, to determine the current exit price as promulgated by FASB ASC 820-10. The guidance also requires additional disclosures regarding inputs and valuation techniques used, change in valuation techniques and related inputs, if any, and more disaggregated information relating to debt and equity securities.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments carried at value:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$311,730,455	$0	$0	$311,730,455
Short Term Investments	0	23,297,625	0	23,297,625

Total Investments in Securities	$311,730,455	$23,297,625	$0	$335,028,080

Item 2. Controls and Procedures.
(a)
The registrant’s principal executive officer and principal financial officer have concluded that the   registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	November 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	November 25, 2009